INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:	INVENTORIES

Inventories consist of the following as of December 31, 2025 and 2024:

Details	2025	2024
Raw materials	$105,301	$127,171
Work in process	144,373	118,642
Finished goods	7,181	22,482
	$256,855	$268,295

Work in process and finished goods are presented net of aggregate writes down to net realizable value of $6,057 and $8,803 as of December 31, 2025 and 2024, respectively.